Note 14 - Retirement and Pension Plans (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2020	2019

Cash	12%	17%
Debt securities	28%	29%
Equity securities	49%	45%

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Years Ended December 31
	2020	2019	2018

Projected benefit obligation, beginning of the year	$979	$1,018	$1,026
Service cost	3	3	4
Interest cost	7	7	10
Actuarial loss (gain)	19	(34)	10
Settlement	(26)	(38)	-
Effect of changes in foreign exchange rate	52	23	(32)

Projected benefit obligation, end of the year	$1,034	$979	$1,018

Fair value of plan assets, beginning of the year	$765	$697	$671
Employer contributions	19	19	20
Actual return on plan assets	31	31	27
Effect of changes in foreign exchange rate	42	18	(21)

Fair value of plan assets, end of the year	$857	$765	$697

Schedule of Net Benefit Costs [Table Text Block]
	Years Ended December 31
	2020	2019	2018

Service cost	$3	$3	$4
Interest cost	7	7	10
Expected return on plan assets	(13)	(12)	(10)
Amortization of net pension loss	2	6	6
Curtailment or settlement loss	3	5	-

Net periodic benefit cost	$2	$9	$10

Schedule of Net Funded Status [Table Text Block]
	December 31
	2020	2019

Accumulated benefit obligation	$(889)	$(837)

Project benefit obligation	(1,034)	(979)
Plan assets at fair value	857	765

Funded status of the plan	$(177)	$(214)

Defined Benefit Plan, Assumptions [Table Text Block]
	December 31
	2020	2019

Discount rate	0.3%	0.7%
Rate of compensation increases	2.0%	2.0%

Assumptions To Determine The Net Periodic Benefit Cost [Table Text Block]
	Years Ended December 31
	2020	2019	2018

Discount rate	0.7%	0.8%	1.0%
Rate of compensation increases	2.0%	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	1.8%	1.5%

Schedule of Expected Benefit Payments [Table Text Block]
Year

2021	$44
2022	179
2023	33
2024	131
2025 and thereafter	318